Nov. 25, 2025
PACE Alternative Strategies Investments | Class P2 Prospectus - PACE Alternative Strategies Investments
Investment objective
Long-term capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder fees (fees paid directly from your investment)
Class P2
Maximum front-end sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class P2
Management fees		1.30%
Distribution and/or service (12b-1) fees		None
Other expenses		1.55
Miscellaneous expenses (includes administration fee of 0.10%)	0.82
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.73
Acquired fund fees and expenses[1]		0.04
Total annual fund operating expenses		2.89
Management fee waiver/expense reimbursements[2]		0.71
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]		2.18

[1]  Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

[2]  The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2026 (i) with respect to Class P2 to waive its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, (ii) with respect to Class P2 to waive its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties, and (iii) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$221	$828	$1,461	$3,163
* Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 497% of the average value of its portfolio.

Principal strategies

Principal investments

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity, fixed income and derivative investments in pursuing its investment objective. The fund seeks to provide investors a well diversified portfolio intended to provide participation in growing markets over a full market cycle while limiting large losses in more volatile and declining markets. The fund may pursue its investment objective by implementing a broad and diversified array of liquid alternative strategies, including strategies that are not currently employed by the fund.

The fund invests in equity securities of US and non-US companies of various market capitalizations, including common stock, rights, warrants and securities convertible into stocks. The fund also invests in fixed income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world. The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund may also invest in the securities of other investment companies, including exchange-traded funds ("ETFs"), and in structured securities.

The fund may, but is not required to, invest extensively in exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices). These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; to obtain or adjust exposure to certain markets; or to establish net short positions in markets, currencies or securities. Futures on indices and interest rate swaps may also be used to adjust the fund's portfolio duration, or to achieve a negative portfolio duration.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS AM, the fund's manager and primary provider of investment advisory services, directly manages a separate portion of the fund's assets (i.e., it allocates a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures), and has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among itself and the fund's subadvisor(s). The allocation of the fund's assets between subadvisors is designed to achieve long-term capital appreciation while having a low correlation to traditional equity and fixed income asset classes. Subject to approval by the fund's board of trustees, UBS AM may in the future allocate assets to additional or different subadvisors to employ other portfolio management strategies, and changes to current strategies may be made.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of UBS AM and the subadvisors include:

•  An "opportunistic strategy" in which UBS AM allocates a portion of the fund's assets primarily to unaffiliated actively- and passively-managed pooled investment vehicles that UBS AM believes are suitable for return generation, risk management or both (UBS AM).

•  A "long/short global equity" strategy in which the subadvisor buys securities "long" that the subadvisor believes will outperform the market, and sells securities "short" that the subadvisor believes will underperform the market (Electron).

•  A "global unconstrained multi-strategy" strategy that identifies and pursues diverse strategies across asset classes, sectors, currencies, interest rates, inflation and volatility that are expected to work well together whether markets are rising or falling (Aviva).

•  An "absolute return equity market neutral" strategy that aims to earn a positive absolute and attractive risk-adjusted return while demonstrating low correlation with, and lower volatility than, traditional long-only investment portfolios (PCJ).

•  A "long/short US, small cap equity" strategy in which the subadvisor primarily buys securities of US small capitalization companies "long" that the subadvisor believes will outperform the market, and sells securities of US small capitalization companies "short" that the subadvisor believes will underperform the market (Kettle Hill).

•  A "long/short global equity" strategy focused on renewable energy and the associated supply chain in which the subadvisor seeks to achieve absolute returns by buying primarily publicly traded equity securities "long" that the subadvisor believes will outperform the market and selling primarily publicly traded equity securities "short" that the subadvisor believes will underperform the market (Electron).

•  A "diversified macro strategy" that seeks to generate absolute returns in all market conditions over rolling five-year periods, with low sensitivity to stocks and bonds by investing globally across equities, bonds, currency and commodities (FAM).

•  A "convertible arbitrage" strategy in which the subadvisor invests in long convertible fixed income and preferred securities which are hedged, often with a short position in the equity of the same company (Lazard).

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. An affiliated entity under common ownership with Aviva Investors Canada Inc. ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. Aviva assumed day-to-day management of such separate portion of the fund's assets on January 24, 2025. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Lazard Asset Management LLC ("Lazard") assumed day-to-day management of the fund's assets on November 29, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

PACE Alternative Strategies Investments Annual Total Returns of Class P2 Shares (2023 was the class's first full calendar year of operations)

Total return January 1 - September 30, 2025: 6.42% Best quarter during calendar years shown—1Q 2024: 4.35% Worst quarter during calendar years shown—1Q 2023: (0.86)%
Average annual total returns* (for the periods ended December 31, 2024)
Class (inception date)	1 year	Life of Class
Class P2 (11/14/22) Return before taxes	7.41%	6.26%
Return after taxes on distributions	4.91	4.14
Return after taxes on distributions and sale of fund shares	4.85	4.12
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	(1.70)	2.71
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.45	5.26
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	18.67	18.81
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	9.15	7.63

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.